Provisions for legal proceedings	6 Months Ended
Jun. 30, 2021
Provisions For legal Proceedings [Abstract]
Provisions for legal proceedings

14.	Provisions for legal proceedings
14.1.	Provisions for legal proceedings, judicial deposits and contingent liabilities

The Company recognizes provisions based on the best estimate of the costs of proceedings for which it is probable that an outflow of resources embodying economic benefits will be required and that can be reliably estimated. These proceedings mainly include:

•	Labor claims, in particular: (i) opt-out claims related to a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated; and (ii) actions of outsourced employees;
•	Tax claims including: (i) claims relating to Brazilian federal tax credits applied that were disallowed; (ii) alleged misappropriation of VAT (ICMS) tax credits; and (iii) fines for non-compliance with accessory tax obligations;
•	Civil claims, in particular: (i) lawsuits related to contracts; (ii) royalties and special participation charges, including royalties over shale extraction; and (iii) penalties applied by ANP relating to measurement systems.
•	Environmental claims, specially: (i) compensation and fines relating to an environmental accident in the State of Paraná in 2000; and (ii) fines relating to the Company’s offshore operation.

Provisions for legal proceedings are set out as follows:

Current and Non-current liabilities	06.30.2021	12.31.2020
Labor claims	759	706
Tax claims	377	488
Civil claims	648	713
Environmental claims	444	292
Total	2,228	2,199

	Jan-Jun/2021	Jan-Dec/2020
Opening Balance	2,199	3,113
Additions, net of reversals	190	464
Use of provision	(261)	(744)
Revaluation of existing proceedings and interest charges	19	28
Others	6	20
Cumulative translation adjustment	75	(682)
Closing Balance	2,228	2,199

In preparing its consolidated interim financial statements for the six-month period ended June 30, 2021, the Company considered all available information concerning legal proceedings in which the Company is a defendant, in order to estimate the amounts of obligations and probability that outflows of resources will be required.

14.2.	Judicial deposits
Non-current assets	06.30.2021	12.31.2020
Tax	5,868	5,154
Labor	885	831
Civil	1,161	1,095
Environmental	116	113
Others	77	88
Total	8,107	7,281

	Jan-Jun/2021	Jan-Dec/2020
Opening Balance	7,281	8,236
Additions	488	937
Use	(43)	(86)
Accruals and charges	76	90
Others	(15)	(4)
Cumulative translation adjustment	320	(1,892)
Closing Balance	8,107	7,281

In the six-month period ended June 30, 2021, the Company made judicial deposits in the amount of US$ 488, including: (i) US$ 168 referring to IRPJ and CSLL for not adding profits of subsidiaries and affiliates domiciled abroad to the IRPJ and CSLL calculation basis; (ii) US$ 144 relating to the unification of Fields (Cernambi, Tupi, Tartaruga Verde and Tartaruga Mestiça); (iii) US$ 98 related to IRRF on the chartering of platforms; (iv) US$ 70 referring to IRPJ and CSLL in the deduction of expenses with Petros; and (v) US$ 63 referring to several judicial deposits of a tax nature, mainly offset by (vi) US$ 132 referring to indemnity action due to the unilateral termination of contract for the securitization of IPI credits.

14.3.	Contingent liabilities

The estimates of contingent liabilities for legal proceedings are indexed to inflation and updated by applicable interest rates. Estimated contingent liabilities for which the possibility of loss is possible are set out in the following table:

Nature	06.30.2021	12.31.2020
Tax	26,091	24,511
Labor	7,743	8,179
Civil - General	5,491	4,621
Civil - Environmental	1,162	1,465
Total	40,487	38,776

The main contingent liabilities are:

•	Tax matters comprising: i) withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters; (ii) income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL); (iii) tax on services provided offshore (ISS); (iv) requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority; (v) collection and crediting of ICMS by several states; and (vi) collection of social security contributions over payments of bonuses.
•	Labor matters comprising mainly actions requiring a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated;
•	Civil matters comprising mainly: (i) administrative and legal proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields; (ii) a public civil action that discusses the alleged illegality of the gas supply made by the Company to its Nitrogen Fertilizer Production Unit; (iii) regulation agencies fines; (iv) lawsuits related to contracts; and (v) lawsuits related to civil liabilities.
•	Environmental matters comprising indemnities for material and collective moral damages to the environment and environmental fines related to the Company operation.

In the six-month period ended June 30, 2021, the increase in the balance of contingent liabilities is mainly due to the following events: (i) US$ 505 in civil matters involving contractual issues; (ii) US$ 233 referring to ICMS collection on inventories and value added; (iii) US$ 187 referring to lawsuits involving civil liability; (iv) US$ 139 in lawsuits discussing the difference in special interest and royalties in different fields; (v) US$ 91 of requests for offsetting federal taxes not approved by the Federal Revenue Service of Brazil; and (vi) US$ 110 referring to lawsuits involving the collection of IRPJ and CSLL deducting Petros' expenses. This effect was partially offset by: (vii) US$ 638 reduction in collective lawsuits in which unions question the formula for calculating the RMNR Complement, based on the published minutes of the judgment session of the Declaratory Action of Constitutionality (ADC) No. 58 by the Federal Supreme Court in relation to the financial update indexes applied to labor debts; (viii) US$ 339 for the review of amounts and transfer to probable loss in environmental indemnity and fine actions related to the Company's operation; and (ix) US$ 58 for the write-off of amounts referring to the agreement related to the Company's operations in Ilha Grande Bay (RJ).

14.4.	Minimum Compensation Based on an Employee's Position and Work Schedule (Remuneração Mínima por Nível e Regime - RMNR)

As of June 30, 2021, there are several lawsuits related to the RMNR, with the objective of revising its calculation criteria.

The RMNR consists of a guaranteed minimum compensation for employees, based on salary level, working conditions and location. Petrobras created and implemented this compensation policy in 2007 through Collective Labor Agreement with unions’ representatives, and approved at employee meetings. This policy was questioned three years after its implementation.

In 2018, the Superior Labor Court (Tribunal Superior do Trabalho - TST) denied the special appeal filed by the Company. Petrobras filed an appeal and the Federal Supreme Court (Supremo Tribunal Federal - STF) suspended the effects of the TST decision and determined the national suspension of the ongoing lawsuits related to the RMNR.

On July 29, 2021, the rapporteur minister granted the appeal filed in one of the proceedings to reestablish the judgment that denied the claims, accepting the Company's thesis and recognizing the validity of the collective labor agreement freely signed between Petrobras and the unions, reversing the decision of the TST.

This decision is appealable, with no effects on the company's unaudited consolidated interim financial statements as of June 30, 2021, which present US$ 143, classified as probable loss, recognized in liabilities as provisions for legal proceedings and US$ 6,263, classified as possible loss within contingent liabilities (note 14.3).

14.5.	Class action and related proceedings

Regarding the class action in the Netherlands, on May 26, 2021, the Court decided that the class action must proceed and that the arbitration clause of Petrobras' bylaws does not prevent the Company's shareholders from having access to the Dutch Judiciary and being represented by the Stichting Petrobras Compensation Foundation (“Foundation”). However, investors who have already started arbitration against Petrobras or who are parties to legal proceedings in which the applicability of the arbitration clause has been definitively recognized are excluded from the action.

As the decision deals with procedural issues, it is not subject to appeal at this stage of the lawsuit, except with judicial authorization. The class action will proceed to the merit discussion stage.

In relation to the arbitration in Argentina, the Argentine Supreme Court has not yet judged the appeal filed by the Consumidores Financieros Asociación Civil para su Defensa ("Association").

As for the criminal actions in Argentina, related to an alleged fraudulent offer of securities, on September 14, 2020, the judge accepted the defense presented by the Company and decided that Petrobras could not be sued in a criminal case before the Argentine Justice. The Association appealed this decision, and the appeal is pending judgment. Regarding the action related to the alleged nonobservance of the obligation to disclose a press release, on March 4, 2021, the Court decided that the competence to judge this criminal action should be transferred from the Criminal Economic Court No. 3 of Buenos Aires to the Criminal Economic Court No. 2 in the same city.

14.6.	Arbitrations in Brazil

In the six-month period ended June 30, 2021 there were no events that changed the assessment and information on arbitrations in Brazil.

For more information, see note 20.4.2 to the 2020 Financial Statements.

14.7.	Tax recoveries under dispute
14.7.1.	Deduction of VAT tax (ICMS) from the basis of calculation of PIS and COFINS

The Company filed complaints against Brazilian Federal Government challenging the constitutionality of the inclusion, from 2001 to 2020, of ICMS within the calculation basis of PIS and COFINS. In 2020, the Company obtained a favorable and definitive court decision on this claim, and the Company recognized the corresponding credit. The tax credit relates to the exclusion of the ICMS effectively collected when included in the basis of calculation of PIS and COFINS, as deliberated by the Federal Revenue of Brazil, as set out in note 11.1.

In relation to the amounts corresponding to the difference between the criterion established in the regulation and the ICMS amount reported in the invoices, these were not recognized as tax credit, since it was pending final decision of the Federal Supreme Court (STF).

On May 14, 2021, the extract from the minutes of the judgment of the STF on the motion for clarification filed by the Brazilian Federal Government was published and made it clear that the criterion to be used for the purposes of calculating the ICMS in the calculation basis of the PIS and COFINS is the amount presented in the invoice. Based on the decision of the STF, Petrobras recognized the asset related to the difference between these criteria. This amount is being offset in the Company's tax calculation.

The recognized effects relating to the exclusion of ICMS on the PIS and COFINS basis, as well as the offset of these amounts, are presented in note 11.1.